UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shapiro Capital Management LLC
Address:  3060 Peachtree Road, NW Suite 1555
          Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:

_________________________________________________________________________
    [Signature]                         [City, State]            [Date]

Report Type       (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                                         FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC      3/31/2013

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                59


Form 13F Information Table Value Total          $3,159,943,947
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           31-Mar-13
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------

Live Nation Entertainment,
  Inc.                      Common       538034109    $190,370,515  15,389,694  x                            14,407,854     981,840
-------------------------------------------------------------

VCA Antech, Inc.            Common       918194101    $168,989,855   7,194,119  x                             6,723,263     470,856
-------------------------------------------------------------

Babcock & Wilcox Company    Common       05615f102    $162,372,440   5,715,327  x                             5,338,172     377,155
-------------------------------------------------------------

WPX Energy Inc.             Common       98212b103    $159,461,013   9,953,871  x                             9,283,237     670,634
-------------------------------------------------------------

Exelis Inc.                 Common       30162A108    $149,622,512  13,739,441  x                            12,851,160     888,281
-------------------------------------------------------------

Tidewater Inc.              Common       886423102    $138,602,048   2,744,595  x                             2,543,841     200,754
-------------------------------------------------------------

Bill Barrett Corporation    Common       06846N104    $120,553,778   5,947,399  x                             5,449,655     497,744
-------------------------------------------------------------

Hanesbrands, Inc.           Common       410345102    $118,632,773   2,603,880  x                             2,400,746     203,134
-------------------------------------------------------------

Calgon Carbon Corp          Common       129603106    $117,923,781   6,515,126  x                             5,944,326     570,800
-------------------------------------------------------------

Molson Coors Brewing Co
  Cl B                      Cl B Common  60871R209    $117,186,910   2,394,991  x                             2,361,200      33,791
-------------------------------------------------------------

PerkinElmer, Inc.           Common       714046109    $115,212,660   3,424,871  x                             3,198,757     226,114
-------------------------------------------------------------

Dynegy Inc.                 Common       26817R108    $106,886,341   4,455,454  x                             4,021,892     433,562
-------------------------------------------------------------

General Electric Com        Common       369604103    $ 94,843,415   4,102,224  x                             4,040,460      61,764
-------------------------------------------------------------

Penske Automotive Group,
  Inc.                      Common       70959w103    $ 91,210,143   2,734,117  x                             2,479,053     255,064
-------------------------------------------------------------

Lender Processing Services,
  Inc.                      Common       52602E102    $ 89,880,547   3,530,265  x                             3,232,465     297,800
-------------------------------------------------------------

Xylem Inc.                  Common       98419M100    $ 88,769,740   3,220,963  x                             3,207,763      13,200
-------------------------------------------------------------

ADT Corporation (THE)       Common       00101j106    $ 84,134,320   1,719,132  x                             1,695,208      23,924
-------------------------------------------------------------

Federated Investors, Inc.   Common       314211103    $ 69,694,421   2,944,420  x                             2,695,561     248,859
-------------------------------------------------------------

Axiall Corporation          Common       05463D100    $ 61,616,162     991,251  x                               905,351      85,900
-------------------------------------------------------------

Corning Inc.                Common       219350105    $ 61,243,552   4,594,415  x                             4,482,072     112,343
-------------------------------------------------------------

Checkpoint Systems Inc      Common       162825103    $ 61,156,650   4,682,745  x                             4,102,247     580,498
-------------------------------------------------------------

GrafTech International Ltd. Common       384313102    $ 61,144,166   7,961,480  x                             7,410,530     550,950
-------------------------------------------------------------

Pfizer Inc.                 Common       717081103    $ 60,828,107   2,107,696  x                             2,090,396      17,300
-------------------------------------------------------------

General Motors              Common       37045v100    $ 59,855,954   2,151,544  x                             2,106,702      44,842
-------------------------------------------------------------

Bank of New York Mellon
  Corp.                     Common       064058100    $ 59,582,593   2,128,710  x                             2,077,310      51,400
-------------------------------------------------------------

John Bean Technologies
  Corp.                     Common       477839104    $ 57,943,151   2,792,441  x                             2,516,930     275,511
-------------------------------------------------------------

Microsoft Corp              Common       594918104    $ 56,620,163   1,979,380  x                             1,932,179      47,201
-------------------------------------------------------------

Devon Energy Corporation    Common       25179m103    $ 53,770,291     953,036  x                               927,875      25,161
-------------------------------------------------------------

Baxter International        Common       071813109    $ 49,347,112     679,338  x                               660,658      18,680
-------------------------------------------------------------

Johnson & Johnson           Common       478160104    $ 46,703,319     572,836  x                               557,776      15,060
-------------------------------------------------------------

Cabot Microelectronics Com  Common       12709p103    $ 43,650,205   1,256,121  x                             1,115,097     141,024
-------------------------------------------------------------

Zebra Technologies Cp
  Class A                   Cl A Common  989207105    $ 40,259,719     854,227  x                               760,060      94,167
-------------------------------------------------------------

WhiteWave Foods Company     Cl A Common  966244105    $ 39,003,397   2,284,909  x                             2,077,909     207,000
-------------------------------------------------------------

SAIC, Inc.                  Common       78390x101    $ 38,458,057   2,838,233  x                             2,677,633     160,600
-------------------------------------------------------------

Barnes And Noble            Common       067774109    $ 36,898,156   2,243,049  x                             1,998,449     244,600
-------------------------------------------------------------

PharMerica Corporation      Common       71714f104    $ 23,858,450   1,704,175  x                             1,474,425     229,750
-------------------------------------------------------------

CIRCOR International, Inc.  Common       17273k109    $ 22,559,638     530,815  x                               432,512      98,303
-------------------------------------------------------------

Ishares Russell 2000 Index
  Fund                      TF           464287655     13,705,098     145,135                                  111,835      33,300
-------------------------------------------------------------

Ishares Trust Russell 2000
  Value Index               ETF          464287630    $ 11,657,971     139,100  x                               139,100           0
-------------------------------------------------------------

Spdr Trust Series 1         ETF          78462F103    $  3,124,000      19,940  x                                19,940           0
-------------------------------------------------------------

GENERAL MTRS CO JR PFD
  CNV SRB 4.75%             Preferred    37045V209    $  1,932,300      45,000  x                                42,500       2,500
-------------------------------------------------------------

Post Properties 8.50%       Preferred    737464206    $  1,461,238      22,907  x                                21,907       1,000
-------------------------------------------------------------

Chesapeake Energy
  Corporation Ok            Common       165167107    $    918,450      45,000  x                                45,000           0
-------------------------------------------------------------

JP Morgan Chase 8.625 Pfd   Preferred    46625H621    $    869,031      33,450  x                                32,450       1,000
-------------------------------------------------------------

QEP RES INC COM             Common       74733v100    $    796,000      25,000  x                                25,000           0
-------------------------------------------------------------

Pebblebrook Hotel Trust
  Series A                  Preferred    70509V209    $    766,665      28,395  x                                25,195       3,200
-------------------------------------------------------------

Apple Computers             Common       037833100    $    708,256       1,600  x                                 1,600           0
-------------------------------------------------------------

iShares iBoxx $ High Yield
  Corporate Bd              ETF          464288513    $    665,168       7,050  x                                 7,050           0
-------------------------------------------------------------

SIRIUS SATELLITE RADIO COM  Common       82967N108    $    616,000     200,000  x                               200,000           0
-------------------------------------------------------------

Bank America Preferred J    Preferred    060505724    $    588,466      22,800  x                                22,800           0
-------------------------------------------------------------

Constellation Brands
  Inc. - A                  Cl A Common  21036p108    $    520,467      10,925  x                                10,925           0
-------------------------------------------------------------

NextEra Energy, Inc.        Common       65339f101    $    463,594       5,968  x                                 5,814         154
-------------------------------------------------------------

NV Energy, Inc.             Common       67073Y106    $    453,160      22,624  x                                22,624           0
-------------------------------------------------------------

Cincinnati Bell 6.75%
  Series B                  Preferred    171871403    $    381,024       8,400  x                                 6,400       2,000
-------------------------------------------------------------

E I Dupont                  Common       263534109    $    369,314       7,512  x                                 7,512           0
-------------------------------------------------------------

WELLS FARGO & CO NEW
  DEP SHS SER J             Preferred    949746879    $    314,265      10,500  x                                10,500           0
-------------------------------------------------------------

WALT DISNEY COMPANY         Common       254687106    $    294,223       5,180  x                                 5,180           0
-------------------------------------------------------------

Bank Of America Corp        Common       060505104    $    249,690      20,500  x                                20,500           0
-------------------------------------------------------------

Procter & Gamble Co         Common       742718109    $    243,513       3,160  x                                 3,160           0
-------------------------------------------------------------


-------------------------------------------------------------

       TOTAL                    59  SECURITIES      $3,159,943,947
                                                                   142,714,835                              133,216,115   9,498,720
-------------------------------------------------------------